Income Taxes - Reconciliation of Effective Tax Rate To Statutory U.S. Federal Rate (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Statutory U.S. federal rate			21.00%
U.S. Federal provision (benefit)
At Statutory Rate			$ (5,956)	$ (5,608)
Valuation Allowance			6,320	5,671
Stock Based Compensation			(182)	(141)
Permanent Differences			(182)	$ 78
Total	$ (100)	$ 0	$ 0